CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	13,979	58	9
Due from subsidiaries of the Group	52,910	64,503	9,886
Prepayments and other current assets	8,648	13,723	2,103
Total current assets	75,537	78,284	11,998
Non-current assets:
Investment in subsidiaries	636,322	528,049	80,927
Total non-current assets	636,322	528,049	80,927
Total assets	711,859	606,333	92,925
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other liabilities	3,714	4,290	658
Amount due to a subsidiary of the Group	99,249	106,931	16,388
Total current liabilities	102,963	111,221	17,046
Total liabilities	102,963	111,221	17,046
Shareholders’ equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 112,755,320 and 112,951,232 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	6,946	6,959	1,067
Additional paid-in capital	583,262	603,173	92,440
Treasury shares, at cost	—	—	—
Accumulated deficit	(22,229)	(154,662)	(23,703)
Accumulated other comprehensive income	40,917	39,642	6,075
Total shareholders’ equity	608,896	495,112	75,879
Total liabilities and shareholders’ equity	711,859	606,333	92,925

Condensed Statement of Comprehensive Income/(Loss)
Condensed Statements of Comprehensive Income/(Loss)

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative expenses	(8,400)	(5,600)	(8,537)	(1,308)
Operating loss	(8,400)	(5,600)	(8,537)	(1,308)
Equity in profit/(loss) of subsidiaries and the VIEs	138,698	153,668	(123,902)	(18,989)
Interest income	22	32	6	1
Others, net	12,638	—	—	—
Income/(Loss) before income tax expense	142,958	148,100	(132,433)	(20,296)
Income tax expense	—	—	—	—
Net income/(loss)	142,958	148,100	(132,433)	(20,296)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	2,419	(1,542)	(1,275)	(196)
Other comprehensive income/(loss)	2,419	(1,542)	(1,275)	(196)
Comprehensive income/(loss)	145,377	146,558	(133,708)	(20,492)

Statements of Cash Flows
Statements of Cash Flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(13,050)	(2,000)
Net cash generated from investing activities	13,774	32	7	1
Net cash used in financing activities	—	—	—	—
Effect of exchange rate changes	—	173	(878)	—
Net increase/(decrease) in cash, cash equivalents and restricted cash	13,774	205	(13,921)	(1,999)
Cash, cash equivalents and restricted cash at beginning of year	—	13,774	13,979	2,008
Cash, cash equivalents and restricted cash at end of year	13,774	13,979	58	9